Concentrations of Risk	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Concentration Risk [Line Items]
Concentrations of Risk
Note 20. Concentrations of Risk
As of June 30, 2022, approximately 4,200 full-time and part-time employees, who represent approximately 63% of the Company’s workforce, are subject to CBAs. Approximately 7% are subject to CBAs that expired as of June 30, 2022 and approximately 47% are subject to CBAs that will expire by June 30, 2023, if they are not extended prior thereto.